Average Annual Total Returns		12 Months Ended	38 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Administrative Shares Prospectus | administrative shares
Prospectus [Line Items]
Average Annual Return, Percent		4.94%		1.84%	1.23%
Administrative Shares Prospectus | dreyfus government cash management - Administrative Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.93%		1.73%	1.11%
Administrative Shares Prospectus | Dreyfus Government Securities Cash Management - Administrative Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.86%		1.68%	1.07%
Administrative Shares Prospectus | Administrative Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.92%		1.72%	1.09%
Administrative Shares Prospectus | Administrative Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.84%		1.67%	1.06%
Institutional Shares Prospectus | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.07%		1.93%	1.31%
Institutional Shares Prospectus | dreyfus government cash mangement - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.03%		1.80%	1.18%
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.97%		1.74%	1.13%
Institutional Shares Prospectus | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.03%		1.78%	1.16%
Institutional Shares Prospectus | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.94%		1.74%	1.12%
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.19%		1.19%	0.80%
Investor Shares Prospectus | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.74%		1.72%	1.13%
Investor Shares Prospectus | dreyfus government cash management - Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.77%		1.64%	1.02%
Investor Shares Prospectus | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.71%		1.59%	0.98%
Investor Shares Prospectus | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.77%		1.63%	1.01%
Investor Shares Prospectus | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.68%		1.58%	0.98%
Participant Shares Prospectus | Dreyfus Government Cash Management - Participant Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.62%		1.55%	0.95%
Participant Shares Prospectus | Dreyfus Government Securities Cash Management - Participant Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.55%		1.50%	0.91%
Participant Shares Prospectus | Participant Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.61%		1.54%	0.94%
Participant Shares Prospectus | Participant Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.53%		1.49%	0.90%
Service Shares Prospectus | Dreyfus Government Cash Management - Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.20%	1.66%
Performance Inception Date	Nov. 16, 2020
Service Shares Prospectus | Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.20%	1.66%
Performance Inception Date	Nov. 16, 2020
Service Shares Prospectus | Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.11%	1.59%
Performance Inception Date	Nov. 16, 2020
Wealth Shares Prospectus | Dreyfus Government Cash Management - Wealth Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.77%	1.95%
Performance Inception Date	Nov. 16, 2020
Wealth Shares Prospectus | Wealth Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.77%	1.95%
Performance Inception Date	Nov. 16, 2020
Wealth Shares Prospectus | Wealth Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.67%	1.87%
Performance Inception Date	Nov. 16, 2020